SELECTED FINANCIAL DATA FOR THE THREE MONTHS ENDED MARCH 31, 2019 (Details) ¥ in Thousands, $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Mar. 31, 2020 USD ($)
Results of Operations
Total revenues	¥ 103,861	$ 14,667	¥ 335,791	¥ 1,588,031	¥ 659,090	¥ 309,133
Cost of revenues	(110,714)	(15,636)	(156,372)	(689,292)	(418,852)	(92,735)
Total operating expenses	(2,235,175)	(315,668)	(474,465)	(2,192,800)	(2,728,671)	(604,635)
Loss from continuing operations	(2,185,985)	(308,722)	(295,046)	(1,292,136)	(2,488,433)	(388,237)
Interest expenses, net	(29,029)	(4,100)	(24,503)	(112,587)	(63,880)	(199)
Other income, net	2,420	342	20,389	71,142	23,721	4,248
Foreign exchange (losses) /gains	(388)	(55)	(779)	4,247	(8,232)	(627)
Loss from continuing operations before income tax expense	(2,040,999)	(288,247)	(299,939)	(1,360,463)	(1,352,748)	(1,272,210)
Income tax expense	(326)	(46)	(1,556)	2,554	(1,644)	(211)
Equity in income of affiliates	6,940	980	5,956	30,231	2,631	3,597
Net loss from continuing operations, net of tax	(2,034,385)	(287,313)	(295,539)	(1,327,678)	(1,351,761)	(1,268,824)
Less: net loss attributable to non-controlling interests shareholders	(5,383)	(760)	(445)	(1,452)	(15,771)	(25,202)
Net loss from continuing operations, attributable to ordinary shareholders	(2,029,002)	(286,553)	(295,094)	(1,326,226)	(2,199,714)	(2,294,231)
Net loss from discontinued operations, attributable to ordinary shareholders	(455,177)	(64,283)	10,555	(662,450)	(186,524)	(1,478,974)
Net loss	(2,489,562)	(351,596)	(284,984)	(1,990,128)	(1,538,285)	(2,747,798)
Net loss attributable to ordinary shareholders	(2,484,179)	(350,836)	(284,539)	(1,988,676)	(2,386,238)	(3,773,205)
Cash Flows
Net cash used in operating activities	(411,271)	(58,082)	188,061	(1,194,101)	(2,281,333)	(1,834,243)
Net cash (used in)/generated from investing activities	159,898	22,582	6,645	(484,254)	(1,078,617)	(586,843)
Net cash (used in)/generated from financing activities	(165,519)	(23,376)	127,066	73,630	4,274,052	3,288,842
Effect of exchange rate changes on cash, cash equivalents and restricted cash	4,065	574	11,983	960	(9,278)	3,334
Net decrease in cash, cash equivalents and restricted cash	(412,827)	$ (58,302)	333,755	(1,603,765)	904,824	871,090
Balance Sheet Data
Cash and cash equivalents	342,504		454,890	478,200	800,997	¥ 291,973	$ 48,371
Working capital (i)			1,875,218
Net assets	420,000		2,146,422	827,710			59,315
Total assets	2,647,331		7,099,293	5,383,096	7,349,390		373,876
Ordinary shares	581		577	581	575		82
Additional paid-in-capital			13,021,718
Total shareholders' equity	¥ (2,344,493)		¥ 2,146,422	¥ 469,168	¥ 2,374,133		$ (331,105)